Stockholders Equity (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Common Stock Share Authorized	200,000,000		200,000,000	200,000,000
Shares of Common Stock Outstanding	50,737,504		49,895,841	49,455,841
Shares of Common Stock Subject to Trading Restrictions	49,910,444		49,068,781
Preferred Stock Shares Authorzed	5,000,000		5,000,000	5,000,000
Ownership Percentage by Parent in Affiliate	90.00%		90.00%	90.00%
Restricted Stock Issued			440,000
Shares of Restricted Stock Forfeited	13,334
Common Stock Issued Due to Exercise of Options	854,997
Proceeds from Stock Options Exercised	$ 136,799	$ 0
Dividends declared per common share	$ 0.01	$ 0
Minimum [Member]
Common Stock Sale Restriction Period			2 years
Maximum [Member]
Common Stock Sale Restriction Period			4 years
Preferred Class A [Member]
Ownership Percentage by Parent in Affiliate	90.00%		90.00%
Preferred Return For Units	14.00%		14.00%
Profits Interest For Units	2.00%		2.00%
Preferred Class B [Member]
Ownership Percentage by Parent in Affiliate	90.00%		90.00%
Profits Interest For Units	98.00%		98.00%